Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	WOUND MANAGEMENT TECHNOLOGIES, INC.
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0000714256
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		58,785,735
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Public Float			$ 18,857,632